Annual Total Returns[BarChart] - PIMCO Enhanced Low Duration Active Exchange-Traded Fund - PIMCO Enhanced Low Duration Active Exchange-Traded Fund	2015	2016	2017	2018	2019	2020
Total	2.04%	2.84%	2.14%	1.34%	4.35%	4.48%